Schedule of antidilutive securities excluded from computation of earnings per share (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net loss per share attributable to ordinary shareholders
Convertible shares for loan from third parties		587